Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties Balances and Transactions

Note 17- Related Parties Balances and Transactions

A.	Balances with related parties

	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Assets

Other receivables	3	3

Liabilities

Payables	46	35
Stockholders’ loans	166	147

B.	Transactions with related parties

	For the year	For the year
	ended	ended
	December 31	December 31
	2020	2019
	US Dollars (In thousands)

R&D Subcontractors	93	25
Rent and Maintenance(1)	15	20
Interest expenses	9	4

(1)	During 2019 the Company used an office facility and received office services from a related party for no consideration. The Company recorded a capital reserve for transaction for with related parties in respect of the benefit received.